Financial Instruments - Derivatives Not Designated as Hedging Instruments Gain (Loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Derivative
Total	$ (139)	$ 34	$ (806)	$ 429
Interest and finance costs, net
Derivative
Interest rate swaps	(215)	457	(767)	760
Bunker swaps	$ 76	$ (423)	$ (39)	$ (331)